RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement of Previously Issued Financial Statements
Golar LNG Limited
Consolidated Statements of Operations for the years ended December 31, 2015, 2014, and 2013
(in thousands of $)

	2015			2014			2013
	As previously	Adjustment		As previously	Adjustment		As previously	Adjustment
	Reported		Restated	Reported		Restated	Reported		Restated
Operating revenues
Time and voyage charter revenues	90,127	—	90,127	95,399	—	95,399	90,558	—	90,558
Vessel and other management fees	12,547	—	12,547	10,756	—	10,756	9,270	—	9,270
Total operating revenues	102,674	—	102,674	106,155	—	106,155	99,828	—	99,828
Operating expenses
Vessel operating expenses	56,347	—	56,347	49,570	—	49,570	43,750	—	43,750
Voyage, charter-hire and commission expenses	69,042	—	69,042	27,340	—	27,340	14,259	—	14,259
Administrative expenses	33,526	—	33,526	19,267	—	19,267	22,952	—	22,952
Depreciation and amortization	73,732	—	73,732	49,811	—	49,811	36,871	—	36,871
Impairment of long-term assets	1,957	—	1,957	500	—	500	500	—	500
Total operating expenses	234,604	—	234,604	146,488	—	146,488	118,332	—	118,332
Gain on disposals to Golar Partners (1)	102,884	(478)	102,406	43,783	(496)	43,287	65,619	16,651	82,270
Other operating loss	—	—	—	(6,387)	—	(6,387)	—	—	—
Impairment of vessel held-for-sale	(1,032)	—	(1,032)	—	—	—	—	—	—
Other operating gains - LNG trade	—	—	—	1,317	—	1,317	—	—	—
Loss on disposal of vessel held-for-sale	(5,824)	—	(5,824)	—	—	—	—	—	—
Operating (loss) income	(35,902)	(478)	(36,380)	(1,620)	(496)	(2,116)	47,115	16,651	63,766
Other non-operating income
Dividend income (2)	15,524	(15,524)	—	27,203	(27,203)	—	30,960	(30,951)	9
Gain on sale of available-for-sale securities (2)	(3,011)	3,011	—	—	—	—	(754)	854	100
Other non-operating income (expense) (1)	—	(27)	(27)	281	(9)	272	(2,601)	10	(2,591)
Total other non-operating income	12,513	(12,540)	(27)	27,484	(27,212)	272	27,605	(30,087)	(2,482)
Financial income (expense)
Interest income	6,896	—	6,896	716	—	716	3,549	—	3,549
Interest expense	(62,911)	—	(62,911)	(14,474)	—	(14,474)	—	—	—
Other financial items, net	(118,604)	—	(118,604)	(74,094)	—	(74,094)	38,219	—	38,219
Net financial (expense) income	(174,619)	—	(174,619)	(87,852)	—	(87,852)	41,768	—	41,768
(Loss) income before equity in net earnings of affiliates, income taxes and non-controlling interests	(198,008)	(13,018)	(211,026)	(61,988)	(27,708)	(89,696)	116,488	(13,436)	103,052
Income taxes	3,053		3,053	1,114		1,114	3,404		3,404
Equity in net earnings of affiliates (2)	16,454	39,531	55,985	19,408	22,812	42,220	15,821	(12,722)	3,099
Net (loss) income	(178,501)	26,513	(151,988)	(41,466)	(4,896)	(46,362)	135,713	(26,158)	109,555
Net income attributable to non-controlling interests	(19,158)	—	(19,158)	(1,655)	—	(1,655)	—	—	—
Net (loss) income attributable to Golar LNG Ltd	(197,659)	26,513	(171,146)	(43,121)	(4,896)	(48,017)	135,713	(26,158)	109,555

(Loss) earnings per share attributable to Golar LNG Ltd stockholders Per common share amounts:
(Loss) earnings – Basic	$(2.12)	$0.29	$(1.83)	$(0.50)	$(0.05)	$(0.55)	$1.69	$(0.33)	$1.36
(Loss) earnings – Diluted	$(2.12)	$0.29	$(1.83)	$(0.50)	$(0.05)	$(0.55)	$1.59	$(0.31)	$1.28
Cash dividends declared and paid	$1.35	$—	$1.35	$1.80	$—	$1.80	$1.35	$—	$1.35

(1) The adjustment pertains to an element of the gain on disposal of the Golar Maria to Golar Partners that was deferred and amortized however should have been recognized in full at the time of the disposal. See item 2 above
(2) The adjustment is to account for the equity pick up relating to the various investments in Golar Partners being accounted for under the equity accounting method. See item 1 above
Golar LNG Limited
Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
(in thousands of $)

	2015			2014			2013
	As previously	Adjustment		As previously	Adjustment		As previously	Adjustment
	Reported		Restated	Reported		Restated	Reported		Restated
COMPREHENSIVE INCOME
Net (loss) income	(178,501)	26,513	(151,988)	(41,466)	(4,896)	(46,362)	135,713	(26,158)	109,555
Other comprehensive income:
Gain (loss) associated with pensions, net of tax	2,851	—	2,851	(2,520)	—	(2,520)	5,078	—	5,078
Net (loss) gain on qualifying cash flow hedging instruments (1)	(493)	(3,947)	(4,440)	6,493	176	6,669	5,010	4,005	9,015
Net (loss) gain on investments in available-for-sale securities (1)	(44,359)	44,359	—	7,955	(7,955)	—	1,885	(1,885)	—
Other comprehensive (loss) income	(42,001)	40,412	(1,589)	11,928	(7,779)	4,149	11,973	2,120	14,093
Comprehensive (loss) income	(220,502)	66,925	(153,577)	(29,538)	(12,675)	(42,213)	147,686	(24,038)	123,648
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited	(239,660)	66,925	(172,735)	(31,193)	(12,675)	(43,868)	147,686	(24,038)	123,648
Non-controlling interests	19,158	—	19,158	1,655	—	1,655	—	—	—
Comprehensive (loss) income	(220,502)	66,925	(153,577)	(29,538)	(12,675)	(42,213)	147,686	(24,038)	123,648

(1) The adjustment is to account for various investments in Golar Partners being accounted for under the equity accounting method. See item 1 above.

Golar LNG Limited
Consolidated Balance Sheets as of December 31, 2015 and 2014
(in thousands of $)

	2015			2014
	As previously	Adjustment		As previously	Adjustment
	Reported		Restated	Reported		Restated
ASSETS
Current Assets
Cash and cash equivalents	105,235	—	105,235	191,410	—	191,410
Restricted cash and short-term receivables	228,202	—	228,202	74,162	—	74,162
Trade accounts receivable	4,474	—	4,474	4,419	—	4,419
Other receivables, prepaid expenses and accrued income	24,753	—	24,753	17,498	—	17,498
Amounts due from related parties	—	—	—	9,967	—	9,967
Short-term debt due from related party	—	—	—	20,000	—	20,000
Inventories	8,650	—	8,650	8,317	—	8,317
Vessel held-for-sale	—	—	—	132,110	—	132,110
Assets held-for-sale (1)	269,459	(2,425)	267,034	284,955	(4,209)	280,746
Total current assets	640,773	(2,425)	638,348	742,838	(4,209)	738,629
Long-term assets
Restricted cash	180,361	—	180,361	425	—	425
Investment in available-for-sale securities (2)	25,530	(25,530)	—	275,307	(275,307)	—
Investments in affiliates (2)	313,021	228,544	541,565	335,372	410,891	746,263
Cost method investments (2)	204,172	(196,825)	7,347	204,172	(196,825)	7,347
Newbuildings	13,561	—	13,561	344,543	—	344,543
Asset under development	501,022	—	501,022	345,205	—	345,205
Vessels and equipment, net	2,336,144	—	2,336,144	1,648,888	—	1,648,888
Deferred charges (1)	42,154	(42,154)	—	26,801	(26,801)	—
Other non-current assets	50,850	—	50,850	68,442	—	68,442
Total assets	4,307,588	(38,390)	4,269,198	3,991,993	(92,251)	3,899,742
LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt and short-term debt, net of deferred finance charges (1)	501,618	(10,220)	491,398	116,431	(3,578)	112,853
Trade accounts payable	53,281	—	53,281	10,811	—	10,811
Accrued expenses	53,333	—	53,333	31,124	—	31,124
Amounts due to related parties	7,128	—	7,128	—	—	—
Other current liabilities (3)	148,583	(506)	148,077	46,923	(506)	46,417
Liabilities held-for-sale (1)	203,638	(2,425)	201,213	164,401	(4,209)	160,192
Total current liabilities	967,581	(13,151)	954,430	369,690	(8,293)	361,397
Long-term liabilities

Long-term debt, net of deferred finance charges (1)	1,376,443	(31,934)	1,344,509	1,264,356	(23,223)	1,241,133
Long-term debt due to related parties	—	—	—	—	—	—
Other long-term liabilities (3)	69,225	(15,145)	54,080	75,440	(15,650)	59,790
Total liabilities	2,413,249	(60,230)	2,353,019	1,709,486	(47,166)	1,662,320
EQUITY
Share capital 93,546,663 common shares of $1.00 each issued and outstanding (2014: 93,414,672 and 2013: 80,579,295)	93,547	—	93,547	93,415	—	93,415
Treasury shares	(12,269)	—	(12,269)	—	—	—
Additional paid-in capital	1,317,806	—	1,317,806	1,307,087	—	1,307,087
Contributed surplus	200,000	—	200,000	200,000	—	200,000
Accumulated other comprehensive (loss) gain (2)	(41,254)	28,662	(12,592)	5,171	(11,750)	(6,579)
Retained earnings (2)(3)	315,696	(6,822)	308,874	675,179	(33,335)	641,844
Total stockholders' equity	1,873,526	21,840	1,895,366	2,280,852	(45,085)	2,235,767
Non-controlling interests	20,813	—	20,813	1,655	—	1,655
Total equity	1,894,339	21,840	1,916,179	2,282,507	(45,085)	2,237,422
Total liabilities and equity	4,307,588	(38,390)	4,269,198	3,991,993	(92,251)	3,899,742

(1) The adjustment is to account for the deferred finance charges in accordance with ASU 2015-3. See item 2 above.
(2) The adjustment is to account for various investments in Golar Partners being accounted for under the equity accounting method. See item 1 above.
(3) The adjustment pertains to an element of the gain on disposal of the Golar Maria to Golar Partners that was deferred and amortized however should have been recognized in full at the time of the disposal. See item 2 above.

Golar LNG Limited
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013
(in thousands of $)

	2015			2014			2013
	As previously	Adjustment		As previously	Adjustment		As previously	Adjustment
	Reported		Restated	Reported		Restated	Reported		Restated
Operating activities
Net (loss) income	(178,501)	26,513	(151,988)	(41,466)	(4,896)	(46,362)	135,713	(26,158)	109,555
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	73,732	—	73,732	49,811	—	49,811	36,871	—	36,871
Amortization of deferred charges and debt guarantee	(2,073)	—	(2,073)	2,459	—	2,459	1,120	—	1,120
Equity in net earnings of affiliates (1)	(16,454)	(39,531)	(55,985)	(19,408)	(22,812)	(42,220)	(15,821)	12,722	(3,099)
Gain on disposals to Golar Partners (2)	(102,884)	478	(102,406)	(43,783)	496	(43,287)	(65,619)	(16,651)	(82,270)
Loss on sale of vessel	5,824	—	5,824	—	—	—	—	—	—
Impairment of vessel held-for-sale	1,032	—	1,032	—	—	—	—	—	—
Dividend income from available-for-sale and cost investments recognized in operating income (1)	(15,524)	15,524	—	(27,203)	27,203	—	(30,960)	30,951	(9)
Dividends received	52,800	—	52,800	61,967	—	61,967	64,198	—	64,198
Loss on disposal of available-for-sale securities (1)	3,011	(3,011)	—	—	—	—	754	(854)	(100)
Gain on disposal of high yield bond in Golar Partners	—	—	—	—	—	—	(841)	—	(841)
Compensation cost related to stock options	4,125	—	4,125	1,619	—	1,619	500	—	500
Net foreign exchange losses (gain)	2,404	—	2,404	1,314	—	1,314	(277)	—	(277)
Amortization of deferred tax benefits on intra-group transfers	(3,488)	—	(3,488)	(3,488)	—	(3,488)	(3,487)	—	(3,487)
Impairment of long-term assets	1,957	—	1,957	500	—	500	500	—	500
Impairment of loan receivable	15,010	—	15,010	—	—	—	—	—	—
Drydocking expenditure	(10,405)	—	(10,405)	(8,947)	—	(8,947)	(4,248)	—	(4,248)
Change in assets and liabilities, net of effects from the sale of Golar Eskimo, Golar Igloo and Golar Maria:
Restricted cash	(280,000)	—	(280,000)	—	—	—	—	—	—
Trade accounts receivable	911	—	911	(10,533)	—	(10,533)	304	—	304
Inventories	(2,252)	—	(2,252)	(809)	—	(809)	(10,137)	—	(10,137)
Prepaid expenses, accrued income and other assets	(6,361)	—	(6,361)	27,612	—	27,612	(50,877)	—	(50,877)
Amounts due from/to related companies	15,259	—	15,259	(6,003)	—	(6,003)	3,497	—	3,497
Trade accounts payable	8,944	—	8,944	(1,746)	—	(1,746)	2,525	—	2,525
Accrued expenses	21,479	—	21,479	13,802	—	13,802	3,349	—	3,349
Other current liabilities (2)	66,805	27	66,832	29,175	9	29,184	658	(10)	648
Net cash (used in) provided by operating activities	(344,649)	—	(344,649)	24,873	—	24,873	67,722	—	67,722
Investing activities
Additions to vessels and equipment	(26,110)	—	(26,110)	(2,359)	—	(2,359)	(802)	—	(802)
Additions to newbuildings	(559,667)	—	(559,667)	(1,150,669)	—	(1,150,669)	(733,353)	—	(733,353)

Investing activities (continued)
Additions to asset under development	(111,572)	—	(111,572)	(313,645)	—	(313,645)	—	—	—
Investment in subsidiary, net of cash acquired	(16)	—	(16)	—	—	—	—	—	—
Proceeds from disposal of investments in affiliates	207,428	—	207,428	—	—	—	99,210	—	99,210
Additions to investment in affiliates	(5,023)	—	(5,023)	—	—	—	(12,400)	—	(12,400)
Additions to investments	—	—	—	—	—	—	(5,649)	—	(5,649)
Short-term loan granted to third party	(2,000)	—	(2,000)	—	—	—	(11,960)	—	(11,960)
Repayment of short-term loan granted to third party	400	—	400	—	—	—	2,469	—	2,469
Proceeds from disposals to Golar Partners, net of cash disposed	226,872	—	226,872	155,319	—	155,319	119,927	—	119,927
Proceeds from disposal of high yield bond in Golar Partners	—	—	—	—	—	—	34,483	—	34,483
Short-term loan granted to Golar Partners	—	—	—	(20,000)	—	(20,000)	(20,000)	—	(20,000)
Additions to other long-term assets	—	—	—	(49,873)	—	(49,873)	—	—	—
Repayment of short-term loan granted to Golar Partners	20,000	—	20,000	—	—	—	20,000	—	20,000
Proceeds from disposal of fixed assets	18,987	—	18,987	—	—	—	—	—	—
Restricted cash and short-term receivables	(25,255)	—	(25,255)	(48,043)	—	(48,043)	(24,992)	—	(24,992)
Net cash used in investing activities	(255,956)	—	(255,956)	(1,429,270)	—	(1,429,270)	(533,067)	—	(533,067)
Financing activities
Proceeds from short-term and long-term debt (including related parties)	918,801	—	918,801	1,222,746	—	1,222,746	306,358	—	306,358
Repayments of short-term and long-term debt (including related parties)	(215,363)	—	(215,363)	(239,903)	—	(239,903)	(9,400)	—	(9,400)
Financing costs paid	(23,266)	—	(23,266)	(18,672)	—	(18,672)	(22,612)	—	(22,612)
Cash dividends paid	(121,358)	—	(121,358)	(155,996)	—	(155,996)	(108,976)	—	(108,976)
Proceeds from exercise of share options	225	—	225	1,338	—	1,338	608	—	608
Purchase of treasury shares	(12,269)	—	(12,269)	—	—	—	—	—	—
Proceeds from issuance of equity	—	—	—	660,947	—	660,947	—	—	—
Restricted cash and short-term receivables	(32,340)	—	(32,340)	—	—	—	—	—	—
Net cash provided by financing activities	514,430	—	514,430	1,470,460	—	1,470,460	165,978	—	165,978
Net (decrease) increase in cash and cash equivalents	(86,175)	—	(86,175)	66,063	—	66,063	(299,367)	—	(299,367)
Cash and cash equivalents at beginning of period	191,410	—	191,410	125,347	—	125,347	424,714	—	424,714
Cash and cash equivalents at end of period	105,235	—	105,235	191,410	—	191,410	125,347	—	125,347
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest paid, net of capitalized interest	37,964	—	37,964	11,372	—	11,372	—	—	—
Income taxes paid	1,278	—	1,278	1,372	—	1,372	1,322	—	1,322

(1) The adjustment is to account for various investments in Golar Partners being accounted for under the equity accounting method. See item 1 above
(2) The adjustment pertains to an element of the gain on disposal of the Golar Maria to Golar Partners that was deferred and amortized however should have been recognized in full at the time of the disposal. See item 2 above

Golar LNG Limited
Consolidated Statements of Changes in Equity for the years ended December 31, 2015, 2014 and 2013
(in thousands of $)

	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss (Restated)			Accumulated Earnings (Restated)			Non-controlling Interest	Total Equity (Restated)
					Reported	Adjustment	Restated	Reported	Adjustment	Restated		Restated
Balance at December 31, 2012	80,504	—	654,042	200,000	(18,730)	(6,091)	(24,821)	848,503	(2,281)	846,222	—	1,755,947
Net income (2)(3)	—	—	—	—	—		—	135,713	(26,158)	109,555	—	109,555
Dividends	—	—	—	—	—		—	(108,976)		(108,976)	—	(108,976)
Exercise of share options	76	—	1,476	—	—		—	(944)		(944)	—	608
Grant of share options	—	—	500	—	—		—	—		—	—	500
Other comprehensive income (2)	—	—	—	—	11,973	2,120	14,093	—		—	—	14,093
Balance at December 31, 2013	80,580	—	656,018	200,000	(6,757)	(3,971)	(10,728)	874,296	(28,439)	845,857	—	1,771,727
Net (loss) income (2)(3)	—	—	—	—	—		—	(43,121)	(4,896)	(48,017)	1,655	(46,362)
Dividends	—	—	—	—	—		—	(155,996)		(155,996)	—	(155,996)
Exercise of share options	185	—	1,153	—	—		—	—		—	—	1,338
Grant of share options	—	—	1,619	—	—		—	—		—	—	1,619
Net proceeds from issuance of shares	12,650	—	648,297	—	—		—	—		—	—	660,947
Other comprehensive income (2)	—	—	—	—	11,928	(7,779)	4,149	—		—	—	4,149
Balance at December 31, 2014	93,415	—	1,307,087	200,000	5,171	(11,750)	(6,579)	675,179	(33,334)	641,844	1,655	2,237,422
Net loss (2)(3)	—	—	—	—	—		—	(197,659)	26,513	(171,146)	19,158	(151,988)
Dividends	—	—	—	—	—		—	(161,824)		(161,824)	—	(161,824)
Exercise of share options	132	—	93	—	—		—	—		—	—	225
Grant of share options	—	—	6,358	—	—		—	—		—	—	6,358
Forfeiture of share options	—	—	(2,521)	—	—		—	—		—	—	(2,521)
Cancellation of share options	—	—	786	—	—		—	—		—	—	786
Transfer of additional paid-in capital	—	—	6,003	—	(4,424)		(4,424)	—		—	—	1,579
Other comprehensive loss (2)	—	—	—	—	(42,001)	40,412	(1,589)	—		—	—	(1,589)
Treasury shares	—	(12,269)	—	—	—		—	—		—	—	(12,269)
Balance at December 31, 2015	93,547	(12,269)	1,317,806	200,000	(41,254)	28,662	(12,592)	315,696	(6,822)	308,874	20,813	1,916,179

(1) The adjustment is to account for the deferred finance charges in accordance with ASU 2015-3. See item 2 above
(2) The adjustment is to account for various investments in Golar Partners being accounted for under the equity accounting method. See item 1 above
(3) The adjustment pertains to an element of the gain on disposal of the Golar Maria to Golar Partners that was deferred and amortized however should have been recognized in full at the time of the disposal. See item 2 above